17. TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
Trade Payables
TRADE PAYABLES
17.	TRADE PAYABLES

			Consolidated
	Current		Non-current
	12/31/2020	12/31/2019	12/31/2020
Trade payables	4,893,589	3,012,654	594,051
(-) Adjustment present value	(74,050)		(50,524)
	4,819,539	3,012,654	543,527

Accounting Policy

Trade payables are initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method and adjusted to present value when applicable, based on the estimated rate of the Company’s cost of capital.

The Company classifies drawee risk operations with suppliers in other liabilities as per note 15. These are negotiated with financial institutions, by which suppliers anticipate receivables and, on the other hand, extend our payment terms. The effective prepayment of receivables depends on acceptance by the suppliers, given that their participation is not mandatory. The Company is not reimbursed and / or benefited by the financial institution for discounts for payment executed before the maturity date agreed with the supplier, there is no change in the degree of subordination of the security in the event of judicial execution, nor changes in the existing commercial conditions between Company and its suppliers.